Common Stock (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2015
Prepaid expense	$ 92,000	$ 17,000
Warrants Entitle [Member]
Shares purchased	9,680,355
Shares purchased, term	5 years
Shares purchased exercise price per share	$ 2.00
Broker Warrants Entitle [Member]
Shares purchased	968,034
Shares purchased, term	5 years
Shares purchased exercise price per share	$ 1.00